Equity (Details Narrative) - Blockchain Training Alliance, Inc. [Member] - shares	Dec. 31, 2020	Dec. 31, 2019	Feb. 26, 2018
Common stock authorized	10,000,000	10,000,000	10,000,000
Common stock outstanding	6,000,000	6,000,000